Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
AMG SOUTHERNSUN GLOBAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMG SouthernSun Global Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AMG SouthernSun Global Opportunities Fund's (the “Fund”) investment objective is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund had a portfolio turnover rate of 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other expenses” have been restated to reflect current fees, which do not include offering costs from the prior fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through February 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in equity securities (principally, common stocks) of U.S. and non-U.S. issuers. The Fund may also obtain investment exposure to U.S. and non-U.S. issuers through investing in American Depositary Receipts (“ADRs”), preferred stock or corporate bonds. Under normal circumstances, the Fund will invest at least 35% of its net assets in investments economically tied to countries other than the U.S., or, if in the view of SouthernSun Asset Management, LLC (“SouthernSun” or the “Subadviser”), market conditions are not favorable, at least 30% of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a non-U.S. issuer. The Fund considers a company to be a non-U.S. issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S.; (ii) its securities are traded principally outside the U.S.; or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S. The Fund defines the investable universe of securities as issuers with a market capitalization at the time of purchase equal to or greater than $100 million; however, the Fund expects its holdings will be primarily focused on small to mid capitalization securities. The Fund considers small to mid capitalization securities to include securities of issuers with a market capitalization at the time of purchase below $30 billion or within the capitalization range of companies in the MSCI ACWI SMID Cap Index, which was $12.89 million to $26.07 billion as of December 31, 2017. These capitalization ranges may change over time. The Fund may invest in securities of issuers located in emerging market countries.

The Fund typically invests in 15-40 companies SouthernSun believes are niche dominant, attractively valued with financial flexibility and uniquely fitted management teams. When selecting companies for investment, SouthernSun seeks opportunities that it believes have the following characteristics:
  Financial Flexibility: SouthernSun seeks companies that have strong internally generated discretionary cash flow and organic revenue growth (revenue growth not obtained through mergers or acquisitions).
  Management Adaptability: SouthernSun seeks management teams with measurable, transparent goals that are held accountable for performance. This applies to multiple levels of management from the CEO and CFO to less senior management.
  Niche Dominance: SouthernSun seeks companies that it believes possess meaningful competitive advantages over peers.
Under normal market conditions, the majority of the Fund’s assets will be allocated to equity securities. The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. The Fund’s cash level at any point typically relates to SouthernSun’s individual security selection process, and therefore may vary, depending on SouthernSun’s desired security weightings.

The Fund generally seeks to buy and hold stocks for the long-term, and sells holdings that SouthernSun believes have exceeded their intrinsic market value, become too large a position, experienced a change in fundamentals or are subject to other factors that SouthernSun believes may contribute to under performance. The Fund generally seeks to hold positions in companies as they increase in market capitalization, as long as SouthernSun considers the company to remain an attractive investment with capital appreciation potential.

The Fund may enter into foreign currency futures and forward contracts to hedge currency risk, although SouthernSun does not currently anticipate that such transactions will play any significant role in the investment process.

		The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Focused Investment Risk—a significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Hedging Risk—there is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Political Risk—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the industrials sector may comprise a significant portion of the Fund's portfolio.  The industrial industries may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.

Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

		Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding Investor Class and Institutional Class shares of the Fund were renamed Class N and Class I shares, respectively. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/17 (Class I)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 8.26% (3rd Quarter 2017) Worst Quarter: 1.41% (2nd Quarter 2017)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/17
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only, and after-tax returns for Class N shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only, and after-tax returns for Class N shares will vary.
AMG SOUTHERNSUN GLOBAL OPPORTUNITIES FUND | Class N
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, on shares held less than 60 days)	rr_RedemptionFeeOverRedemption	2.00%
Redemption/Exchange Fee (as a percentage of the amount redeemed, on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.24%	[1]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.42%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.69%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.73%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 176
3 Years	rr_ExpenseExampleYear03	1,094
5 Years	rr_ExpenseExampleYear05	2,023
10 Years	rr_ExpenseExampleYear10	$ 4,393
1 Year	rr_AverageAnnualReturnYear01	16.55%
Since Inception	rr_AverageAnnualReturnSinceInception	11.93%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2016
AMG SOUTHERNSUN GLOBAL OPPORTUNITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, on shares held less than 60 days)	rr_RedemptionFeeOverRedemption	2.00%
Redemption/Exchange Fee (as a percentage of the amount redeemed, on shares held less than 60 days)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.12%	[1]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.05%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.69%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.36%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 138
3 Years	rr_ExpenseExampleYear03	986
5 Years	rr_ExpenseExampleYear05	1,850
10 Years	rr_ExpenseExampleYear10	$ 4,082
2017	rr_AnnualReturn2017	16.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.41%
1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	12.25%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2016
AMG SOUTHERNSUN GLOBAL OPPORTUNITIES FUND | Returns After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.75%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2016
AMG SOUTHERNSUN GLOBAL OPPORTUNITIES FUND | Returns After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.73%
Since Inception	rr_AverageAnnualReturnSinceInception	9.39%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2016
AMG SOUTHERNSUN GLOBAL OPPORTUNITIES FUND | MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.97%
Since Inception	rr_AverageAnnualReturnSinceInception	19.65%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2016
AMG SOUTHERNSUN GLOBAL OPPORTUNITIES FUND | MSCI ACWI SMID Cap Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.18%
Since Inception	rr_AverageAnnualReturnSinceInception	20.02%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2016

[1]	“Other expenses” have been restated to reflect current fees, which do not include offering costs from the prior fiscal year.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least February 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, shareholder servicing fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.30% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
[4]	Performance shown reflects the performance since the inception date of the Fund on July 11, 2016.